Intangible assets - Disclosure of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	€ 6,605	€ 6,605	€ 6,606
LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	75	75	75
SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	1	2	2
PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	6,529	6,529	6,529
GROSS VALUES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	6,677	6,677	6,677	€ 6,677
GROSS VALUES | LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	120	120	120	120
GROSS VALUES | SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	27	27	27	27
GROSS VALUES | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	6,529	6,529	6,529	6,529
AMORTIZATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(71)	(71)	(70)	(70)
AMORTIZATION | LICENSES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(45)	(45)	(45)	(45)
AMORTIZATION | SOFTWARE
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	(26)	(26)	(25)	(25)
AMORTIZATION | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	€ 0	€ 0	€ 0	€ 0